Supplemental Disclosures of Cash Flow Information	9 Months Ended
Sep. 30, 2019
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

NOTE 19—SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

Supplemental disclosures of cash flow information for the nine months ended September 30, 2019 and 2018 were as follows:

	For the Nine Months Ended September 30,
	2019	2018
Interest paid	$815,021	$413,018
Income tax paid	-	-

Business Combinations:
Current Assets	$3,308,301	$-
Property and equipment	206,612	-
Working capital adjustment receivable	554,636	-
Assumed liabilities	(4,668,977)	-
Goodwill	6,531,560	-
Cash acquired in acquisition of Goedeker	1,135,368	-
Financing:
Term Loan	1,500,000	-
Debt discount financing costs	(178,000)	-
Warrant feature upon issuance of term loan	(229,244)	-
Term loan, net	1,092,756	-

Line of Credit	754,682	-
Debt discount on line of credit	(128,682)	-
Issuance of common shares on promissory note	(137,500)	-
Line of Credit, net	488,500	-

Promissory Note	714,286	-
Promissory Note original issue and debt discount	(79,286)	-
Warrants issued in conjunction with notes payable	(292,673)	-
Promissory Note, net	342,327	-

9% Subordinated Promissory Note	4,700,000	-
Debt discount financing costs	(215,500)	-
9% Subordinated Promissory Note, net	4,484,500	-

Warrant liability	229,244	-
Additional Paid in Capital – common shares and warrants issued	$430,173	$-

Operating lease, ROU assets and liabilities	$3,325,558	$-